Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rate	12 Months Ended
Dec. 31, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Lease term (years)	2 years
Weighted average discount rate	6.00%